Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Annual management fee (as a percent)	1.50%
Management fees	$ 3,877,500	$ 3,877,500	$ 3,877,500
Organizational expenses incurred	223,000	180,000	$ 342,000
Accrued expenses
Related party transactions
Due to related parties	$ 8,000	$ 7,000